Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Goodwill [Abstract]
Disclosure of Reconciliation of Changes in Goodwill

As at	December 31, 2025	December 31, 2024

Balance, beginning of year	$643,864	$633,986

Acquired through business combination	53,910	17,721

Foreign exchange	4,686	(7,843)

Balance, end of period	$702,460	$643,864